CLIMATE CHANGE AND ENERGY TRANSITION - MidPrice Outlook (Details)	12 Months Ended
Dec. 31, 2021 $ / barrel
2022 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	59
2022 | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	45
2022 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	38
2022 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	89
2022 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	48
2025 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	58
2025 | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	43
2025 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	37
2025 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	92
2025 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	56
2030 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	60
2030 | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	46
2030 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	36
2030 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	94
2030 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	69
2035 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	60
2035 | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	41
2035 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	33
2035 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	99
2035 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	68
2040 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	60
2040 | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	38
2040 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	29
2040 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	102
2040 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	68